Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	VOLITIONRX LTD
Entity Central Index Key	0000093314
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013